Cash flow information (Details 2) - Cash Flow Information [Member] - ARS ($) $ in Millions	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Statement [Line Items]
Increase in investment properties through an increase in trade and other payables	$ 8,870	$ 16,937	$ 0
Decrease in investment properties through an increase in property, plant and equipment	6,605	18,892	23,150
Currency translation adjustment and other comprehensive results from associates and joint ventures	6,268	23,020	54,880
Other changes in shareholders' equity	1,645	9,894	33,637
Increase of non-convertible notes through a decrease in non-convertible notes	0	97,634	0
Decrease in property, plant and equipment through an increase in investment properties	0	2,556	9,522
Increase in shareholders' equity through an increase in investment properties	0	596	10,916
Increase in deferred income tax liabilities through a decrease in shareholders' equity	0	208	2,853
Decrease in lease liabilities through a decrease in trade and other receivables	0	0	93
Decrease in lease liabilities through an increase in trade and other payables	0	614	0
Increase in investment properties through a decrease in investment in financial assets	4,892	30,306	0
Decrease in investment in financial assets through a decrease in trade and other payables	7,242	19,204	0
Decrease in investment in financial assets through an increase in trade and other receivables	227	3,635	0
Increase in property, plant and equipment through an increase in trade and other payables	13,733	1,321	18,212
Decrease in property, plant and equipment through an increase in trade and other receivables	0	43,930	3,864
Increase in investment in financial assets through an increase in borrowings	0	709	927
Decrease in shareholders' equity through a decrease in investment in financial assets	112,696	58,175	191,065
Increase in right of use assets through an increase in lease liabilities	53,998	31,750	65,592
Increase in investment in associates and joint ventures through a decrease in financial assets	0	3,052	0
Increase in intangible assets through a decrease in investment properties	469	3,267	51,039
Increase in intangible assets through an increase in trade and other payables	17	1,063	14,700
Increase in investments in financial assets through a decrease in trade and other receivables	6,215	0	529
Decrease in investment in associates and joint ventures through an increase in trade and other receivables	2,464	24,975	10,047
Decrease in investment properties through an increase in trade and other receivables	438	1,778	5,625
Increase in investments in financial assets through a decrease in investment in associates and joint ventures	9,715	2,925	0
Decrease in trading properties through an increase in trade and other receivables	0	4,282	0
Decrease in intangible assets through an increase in trading properties	0	100,710	0
Increase in investments in financial assets through an increase in trade and other payables	0	11,729	0
Decrease in investment in associates and joint ventures through a decrease in borrowings	1,394	397	0
Increase in group of assets held for sale through a decrease in property, plant and equipment	0	0	4,834
Increase in investment properties through a decrease in trade and other receivables	108	0	0
Barter transaction investment properties	0	23	1,311
Decrease in shareholders' equity through an increase in trade and other payables	37	7,941	12,376
Increase in investments in financial assets through a decrease in derivative financial instruments	0	144	0
Increase in shareholders' equity through a decrease in trade and other payables	0	0	1,856
Increase in borrowings through a decrease in trade and other payables	0	0	700
Decrease in borrowings through an increase in trade and other payables	0	4,406	0
Decrease in shareholders' equity through a decrease in trade and other receivables	0	6,575	7,751
Decrease in investment properties through an increase in trading properties	69,694	117,375	0
Increase in intangible assets through an increase in payroll and social security liabilities	780	574	0
Decrease in investment in associates and joint ventures through a decrease in trade and other payables	0	515	0
Increase in investments in financial assets through an increase in non-controlling interests in subsidiaries	1,603	0	0
Increase in derivative financial instruments through a decrease in equity	102,546	0	0
Exercise of warrants	97,829	0	0
Share-based payment reserve	$ 1,393	$ 0	$ 0